Share Capital and Reserves (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Share Capital Reserves And Other Equity Interest Text Block Abstract
Schedule of composition of share capital
	June 30, 2022		December 31, 2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding

Ordinary shares, par value NIS 0.01 each	100,000,000	22,694,296	100,000,000	7,984,706

Schedule of changes in the issued and outstanding capital
Six months period ended June 30, 2022
Unaudited

Balance as of January 1, 2022	7,984,706
Allotment of ordinary shares through U.S IPO (see Note 3 above)	14,709,590
Balance as of June 30, 2022	22,694,296